Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Trade receivables	50,410	75,000
Less: Impairment of trade receivables	—	(22)
	50,410	74,978

Summary of Movements in Loss Allowance for Impairment of Trade Receivables

Movements in the loss allowance for impairment of trade receivables were as follows:

Total
US$’000
At January 1, 2021	22
Impairment losses reversed	(22)
Impairment losses recognized	—
At December 31, 2021	—
At January 1, 2020	9
Impairment losses reversed	(9)
Impairment losses recognized	22
At December 31, 2020	22

Summary of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2020. As at December 31, 2021, the expected credit loss is insignificant.

	As at December 31, 2020
	Gross carrying amount	Expected loss rate	Expected credit loss
	USD’000		USD’000
Within 3 months	75,000	0.03%	22